SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Agreements (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
	Feb. 02, 2023	Mar. 31, 2022	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Write-downs of inventories			$ 0.7
U.S.
Disclosure of detailed information about intangible assets [line items]
Gain on termination of lease agreement		$ 0.7
Movantik
Disclosure of detailed information about intangible assets [line items]
Fair value estimate	$ 95.0
HCRM
Disclosure of detailed information about intangible assets [line items]
Paid transaction services arrangement term	12 months
Restricted cash transferred to collateral bank account	$ 16.0